Commitments and Contingent Liabilities (Details) $ in Thousands	Dec. 31, 2024 USD ($)
Commitments and Contingent Liabilities [Line Items]
Purchase commitments	$ 47,072
Nine Bank Guarantees [Member]
Commitments and Contingent Liabilities [Line Items]
Total guarantees amount	$ 871